Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Accumulated other comprehensive loss
Balance at the beginning of the period	$ (10,705)		$ (11,310)	$ (19,670)	$ (19,670)	$ (20,495)
Other comprehensive income before reclassifications of gain (loss)	1,462		2,323		8,360	825
Amount of gain (loss) reclassified from accumulated other comprehensive income	(128)		(384)
Total other comprehensive income (loss)	1,334	246	1,939	5,793	8,360	825	(6,733)
Balance at the end of the period	(9,371)		(9,371)		(11,310)	(19,670)	(20,495)
Pension Plan
Changes in Accumulated other comprehensive loss
Balance at the beginning of the period	(720)		(454)	(4,884)	(4,884)	(3,118)
Other comprehensive income before reclassifications of gain (loss)	(467)		(477)		4,540	(1,666)
Amount of gain (loss) reclassified from accumulated other comprehensive income	(128)		(384)		(110)	(100)
Total other comprehensive income (loss)	(595)		(861)		4,430	(1,766)
Balance at the end of the period	(1,315)		(1,315)		(454)	(4,884)
Derivatives
Changes in Accumulated other comprehensive loss
Balance at the beginning of the period	(9,985)		(10,856)	(14,786)	(14,786)	(17,377)
Other comprehensive income before reclassifications of gain (loss)	1,929		2,800		3,930	2,591
Total other comprehensive income (loss)	1,929		2,800		3,930	2,591
Balance at the end of the period	$ (8,056)		$ (8,056)		$ (10,856)	$ (14,786)